Variable Interest Entities - Financial Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Variable Interest Entity [Line Items]
Liquefaction services revenue	$ 309,702	$ 248,665
Realized and unrealized (loss)/gain on oil derivative instrument	(31,441)	200,088
Net debt repayments	(420,040)	(936,896)
Net debt receipts	394,278	1,177,748
Additions to asset under development	145,358	116,715
Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	86,806		$ 172,554
Non-current assets	1,308,377		1,392,713
Current liabilities	(325,539)		(278,728)
Non-current liabilities	(637,134)		$ (842,786)
Realized and unrealized (loss)/gain on oil derivative instrument	(31,441)	200,088
Net debt repayments	(204,447)	(46,870)
Net debt receipts	129,454	960,000
Golar Gimi | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	21,729
Non-current assets	284,344
Current liabilities	(92,147)
Additions to asset under development	145,358
Liquefaction Services
Variable Interest Entity [Line Items]
Liquefaction services revenue	163,573	73,101
Liquefaction Services | Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Liquefaction services revenue	$ 163,572	$ 73,101